Other Long Term Assets	12 Months Ended
Dec. 31, 2017
Other Long Term Assets [Abstract]
OTHER LONG TERM ASSETS
NOTE 9:-	OTHER LONG TERM ASSETS

			Convenience
			Translation (Note 2c)
	December 31,		December 31,
	2016	2017	2017
	N I S		U.S. dollars

Restricted cash	461	857	$247
Leasing deposits	17	23	7

	478	880	$254